CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 145,622	$ 215,445
Restricted cash	8,338	8,953
Investment in debt and equity securities	21,210	28,805
Due from related parties	8,557	7,718
Trade accounts receivable	11,134	6,666
Other receivables	15,444	22,024
Inventories	10,124	8,808
Prepaid expenses and accrued income	6,403	2,597
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	23,484	55,420
Total current assets	250,316	356,436
Vessels and equipment, net	2,230,583	1,240,698
Vessels under finance lease, net	656,072	697,380
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	181,282	622,123
Investment in associated companies	16,635	27,297
Newbuildings and vessel purchase deposits	57,093	0
Loans and long term receivables from related parties including associates	45,000	123,910
Financial instruments at fair value, long-term portion	3,184	3,406
Other long-term assets	19,132	21,961
Total assets	3,459,297	3,093,211
Current liabilities
Short-term debt and current portion of long-term debt	302,769	484,956
Finance lease liability, current portion	51,204	48,887
Due to related parties	1,295	2,724
Trade accounts payable	1,770	1,247
Accrued expenses	19,794	21,060
Financial instruments at fair value, current portion	738	1,572
Other current liabilities	22,746	16,085
Total current liabilities	400,316	576,531
Long-term liabilities
Long-term debt	1,586,445	1,164,113
Finance lease liability, long-term portion	472,996	524,200
Financial instruments at fair value, long-term portion	17,209	32,712
Other long-term liabilities	4	4
Total liabilities	2,476,970	2,297,560
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 300,000,000 shares authorized; 138,551,387 shares issued and outstanding as of December 31, 2021). ($0.01 par value; 300,000,000 shares authorized; 127,810,064 shares issued and outstanding as of December 31, 2020).	1,386	1,278
Additional paid-in capital	621,037	531,382
Contributed surplus	461,818	539,370
Accumulated other comprehensive loss	(9,194)	(19,316)
Accumulated deficit	(92,720)	(257,063)
Total stockholders' equity	982,327	795,651
Total liabilities and stockholders' equity	$ 3,459,297	$ 3,093,211